Risk Management (Details) - Schedule of financial ratios	12 Months Ended
Dec. 31, 2020
Maximum [Member]
Risk Management (Details) - Schedule of financial ratios [Line Items]
Liquid Assets/Net Funding 30 day	165.00%
Liabilities greater than 1y/Assets greater than 1y	100.00%
Deposits/Loans	67.00%
Minimum [Member]
Risk Management (Details) - Schedule of financial ratios [Line Items]
Liquid Assets/Net Funding 30 day	101.00%
Liabilities greater than 1y/Assets greater than 1y	84.00%
Deposits/Loans	61.00%
Average [Member]
Risk Management (Details) - Schedule of financial ratios [Line Items]
Liquid Assets/Net Funding 30 day	135.00%
Liabilities greater than 1y/Assets greater than 1y	94.00%
Deposits/Loans	64.00%